Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	56,352,120	55,928,661	32,731,583
Common stock, shares outstanding	56,352,120	55,928,661	32,731,583
Class B Common Stock
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		0	50,000,000
Common stock, shares issued		0	4,759,642
Common stock, shares outstanding		0	4,759,642